Goodwill, Reconciliation of changes in goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Goodwill [Abstract]
Goodwill, Beginning period	$ 3,835.4	$ 6,671.3
Acquisitions	7.2	1.4
Impairment charge	0.0	(2,799.2)
Effects of movements in exchange rates	30.1	(38.1)
Transferred to assets held for sale	(147.2)	0.0
Goodwill, Ending period	3,725.5	3,835.4
Micro Focus Product Portfolio [Member]
Goodwill [Abstract]
Goodwill, Beginning period	3,835.4
Goodwill, Ending period	$ 3,725.5	$ 3,835.4